SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the term of the lease or the estimated useful lives of the assets